Federated Hermes Short-Intermediate Government Fund
(formerly, Federated U.S. Government Securities Fund: 2-5 Years)
Portfolio of Investments
October 31, 2020 (unaudited)
Principal Amount, Shares or Contracts		Value
	GOVERNMENT AGENCIES—48.4%
	Federal Farm Credit System—13.2%
$10,000,000	0.820%, 5/27/2026	$10,051,304
5,000,000	0.850%, 9/8/2027	4,997,815
5,000,000	0.875%, 4/8/2024	5,040,124
5,000,000	1.250%, 6/17/2030	5,003,103
5,000,000	1.300%, 3/26/2025	5,020,210
5,000,000	1.330%, 4/21/2027	5,061,618
5,000,000	1.850%, 2/25/2027	5,087,664
3,000,000	2.040%, 2/3/2027	3,012,338
	TOTAL	43,274,176
	Federal Home Loan Bank System—9.9%
5,000,000	1.200%, 5/4/2027	5,019,233
4,000,000	1.400%, 4/15/2027	4,019,040
6,000,000	2.375%, 3/14/2025	6,496,802
5,885,000	2.375%, 3/13/2026	6,434,626
5,000,000	2.780%, 3/8/2024	5,044,005
5,000,000	3.375%, 9/8/2023	5,435,992
	TOTAL	32,449,698
	Federal Home Loan Mortgage Corporation—7.0%
5,000,000	0.750%, 5/28/2025	5,012,023
15,000,000	1.500%, 2/12/2025	15,683,980
2,000,000	1.800%, 9/16/2025	2,024,386
	TOTAL	22,720,389
	Federal National Mortgage Association—18.3%
3,000,000	0.600%, 7/29/2025	3,004,974
9,000,000	0.625%, 4/22/2025	9,078,619
10,000,000	0.750%, 10/8/2027	9,936,128
3,000,000	0.800%, 8/5/2027	2,990,756
5,000,000	0.875%, 8/5/2030	4,847,812
13,005,000	1.625%, 1/7/2025	13,647,629
15,000,000	2.875%, 9/12/2023	16,122,538
	TOTAL	59,628,456
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $154,981,320)	158,072,719
	U.S. TREASURIES—44.0%
	U.S. Treasury Notes—44.0%
6,000,000	U.S. Treasury Inflation-Protected Note, 0.125%, 10/15/2025	6,419,315
5,000,000	0.250%, 7/31/2025	4,973,757
8,000,000	0.250%, 8/31/2025	7,954,367
10,000,000	0.250%, 9/30/2025	9,937,844
19,500,000	1.375%, 1/31/2025	20,375,468
5,000,000	1.625%, 8/15/2022	5,130,678
10,000,000	1.750%, 12/31/2024	10,596,927
10,000,000	2.625%, 6/30/2023	10,645,866
10,000,000	2.750%, 4/30/2023	10,638,921

Principal Amount, Shares or Contracts			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$10,000,000		2.750%, 7/31/2023	$10,699,655
10,000,000		2.750%, 8/31/2023	10,718,941
13,000,000		2.875%, 9/30/2023	14,007,974
10,000,000	[1]	2.875%, 10/31/2023	10,796,982
10,000,000		2.875%, 11/30/2023	10,816,815
		TOTAL U.S. TREASURIES (IDENTIFIED COST $136,828,686)	143,713,510
		MORTGAGE-BACKED SECURITIES—5.5%
		Federal Home Loan Mortgage Corporation—2.3%
2,317,974		2.500%, 11/1/2049	2,416,504
1,966,525		3.500%, 5/1/2032	2,118,461
2,872,851		3.500%, 7/1/2033	3,042,741
		TOTAL	7,577,706
		Federal National Mortgage Association—3.2%
4,992,676		2.500%, 12/1/2049	5,204,900
2,310,280		3.500%, 6/1/2031	2,512,599
2,404,348		3.500%, 9/1/2033	2,584,100
		TOTAL	10,301,599
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $16,932,868)	17,879,305
		PURCHASED PUT OPTIONS—0.0%
50		United States Treasury Note 5-Year Futures, Notional Amount $28,125, Exercise Price $125.75, Expiration Date 12/24/2020 (IDENTIFIED COST $12,613)	14,062
		INVESTMENT COMPANY—2.0%
6,428,680		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[2] (IDENTIFIED COST $6,428,680)	6,428,680
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $315,184,167)	326,108,276
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	212,244
		TOTAL NET ASSETS—100%	$326,320,520
At October 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Long Futures:
[4]United States Treasury Note 5-Year Long Futures	300	$37,680,469	December 2020	$(101,374)
The average notional value of long futures contracts held by the Fund throughout the period was $50,436,047. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At October 31, 2020, the Fund had no outstanding purchased option contracts.
The average market value of purchased put and call option contracts held by the Fund throughout the period was $4,826 and $5,938, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written call option contracts held by the Fund throughout the period was $3,320. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended October 31, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 1/31/2020	$6,691,379
Purchases at Cost	$181,204,590
Proceeds from Sales	$(181,467,289)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 10/31/2020	$6,428,680
Shares Held as of 10/31/2020	6,428,680
Dividend Income	$12,043

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$—	$158,072,719	$—	$158,072,719
U.S. Treasuries	—	143,713,510	—	143,713,510
Mortgage-Backed Securities	—	17,879,305	—	17,879,305
Purchased Put Options	14,062	—	—	14,062
Investment Company	6,428,680	—	—	6,428,680
TOTAL SECURITIES	$6,442,742	$319,665,534	$—	$326,108,276
Other Financial Instruments:[1]
Liabilities	$(101,374)	$—	$—	$(101,374)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(101,374)	$—	$—	$(101,374)

[1]	Other financial instruments are futures contracts.